STOCK OPTIONS (Details B) - 3 months ended May. 31, 2015 - Option [Member]	Total
Expected volatility	123.00%
Expected dividend yield	0.00%
Weighted average risk-free interest rate	1.88%
Expected Term	6 years 26 days